Insurance Liabilities - Adjustments to Policyholder Contract Deposits (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Policyholder Account Balance [Line Items]
Policyholder contract deposits	$ 156,058	$ 151,545	$ 148,421	$ 148,421
Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder contract deposits	87,418	82,808		79,203
Group Retirement
Policyholder Account Balance [Line Items]
Policyholder contract deposits	43,076	43,643		43,228
Life Insurance
Policyholder Account Balance [Line Items]
Policyholder contract deposits	10,258	10,300		10,286
Institutional Markets
Policyholder Account Balance [Line Items]
Policyholder contract deposits	11,718	10,969		11,559
Corporate & Other
Policyholder Account Balance [Line Items]
Policyholder contract deposits	3,588	3,825		4,145
As Previously Reported
Policyholder Account Balance [Line Items]
Policyholder contract deposits	$ 158,966	$ 156,846	$ 154,892	154,892
As Previously Reported | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder contract deposits				85,097
As Previously Reported | Group Retirement
Policyholder Account Balance [Line Items]
Policyholder contract deposits				43,805
As Previously Reported | Life Insurance
Policyholder Account Balance [Line Items]
Policyholder contract deposits				10,286
As Previously Reported | Institutional Markets
Policyholder Account Balance [Line Items]
Policyholder contract deposits				11,559
As Previously Reported | Corporate & Other
Policyholder Account Balance [Line Items]
Policyholder contract deposits				4,145
Adjustment for the reclassification of the embedded derivative liability to market risk benefits, net of the host adjustment(s)
Policyholder Account Balance [Line Items]
Policyholder contract deposits				(6,471)
Adjustment for the reclassification of the embedded derivative liability to market risk benefits, net of the host adjustment(s) | Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder contract deposits				(5,894)
Adjustment for the reclassification of the embedded derivative liability to market risk benefits, net of the host adjustment(s) | Group Retirement
Policyholder Account Balance [Line Items]
Policyholder contract deposits				(577)
Adjustment for the reclassification of the embedded derivative liability to market risk benefits, net of the host adjustment(s) | Life Insurance
Policyholder Account Balance [Line Items]
Policyholder contract deposits				0
Adjustment for the reclassification of the embedded derivative liability to market risk benefits, net of the host adjustment(s) | Institutional Markets
Policyholder Account Balance [Line Items]
Policyholder contract deposits				0
Adjustment for the reclassification of the embedded derivative liability to market risk benefits, net of the host adjustment(s) | Corporate & Other
Policyholder Account Balance [Line Items]
Policyholder contract deposits				$ 0